Net financial income/(expense) (Tables)	12 Months Ended
Dec. 31, 2022
Net Financial Income (Expense) [Abstract]
Summary of Net Financial Income/(Expense)

	2022	2021	2020
Financial income
Net financial investment income	2,345	355	366
Unrealized gains on long-term investments	5,322	226	—
Realized gains from long-term investments	1,922	—	—
Unrealized gains on warrant liability	3,114	—	—
Unrealized gains on other derivative financial instruments	105	—	—
Net exchange variation	—	601	501
Other financial income	59	6	60
Total finance income	12,867	1,188	927

Financial expenses
Unrealized losses on long-term investments	—	—	(91)
Unrealized losses on forward	(230)	—	—
Commission and brokerage expenses	(518)	(68)	—
Interest on lease liabilities	(1,807)	(1,022)	(869)
Net exchange variation	(1,350)	—	—
Other financial expenses	(847)	(385)	(159)
Total finance expenses	(4,752)	(1,475)	(1,119)

Net financial income/(expense)	8,115	(287)	(192)